Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0001819133
Registrant Name	Tango Therapeutics, Inc.
Registration File Number	333-291684
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES